Invesco-Sup-3 071515

Statement of Additional Information Supplement dated July 13, 2015

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, B, BX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco Alternative Strategies Fund

Invesco All Cap Market Neutral Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement

2020 Fund

Invesco Balanced-Risk Retirement

2030 Fund

Invesco Balanced-Risk Retirement

2040 Fund

Invesco Balanced-Risk Retirement

2050 Fund

Invesco Balanced-Risk Retirement

Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Conservative Income Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Limited Maturity Treasury Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Premium Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Income Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Unconstrained Bond Fund

Invesco U.S. Government Fund

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S .Government Money Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

Invesco-Sup-3 071515

Effective July 13, 2015, all references to Todd L. Spillane in the table in “APPENDIX C – Trustees and Officers” in the Statement of Additional Information are hereby removed and replaced with the following information.

“Officers

Name and Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships(s)/ Directorships Held by Trustee/Director During Past 5 Years
Lisa O. Brinkley – 1959 Chief Compliance Officer	2004

Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A., Inc.); and Chief Compliance Officer, The Invesco Funds

Formerly: Global Assurance Officer, Invesco Ltd. and Vice President, The Invesco Funds Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company”

			N/A	N/A

Invesco-Sup-3 090814	2